Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED MAY 21, 2021
TO THE SUMMARY PROSPECTUS AND/OR PROSPECTUS,
AS APPLICABLE, OF EACH FUND LISTED IN
SCHEDULE A

I.
The following modifies and supersedes the information contained in the Prospectus of ClearBridge Large Cap Value Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.79% for Class A shares.

II.
The following modifies and supersedes the information contained in the Prospectus of ClearBridge Select Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.33% for Class A shares.

III.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of ClearBridge Tactical Dividend Income Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.19% for Class A shares.

IV.
The following modifies and supersedes the information contained in the Prospectus of QS Global Dividend Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.18% for Class A shares.
There have been no other changes to the terms of the manager’s contractual fee waiver as described in the Summary Prospectus and/or Prospectus, as applicable, or to the ability of the manager to recapture amounts waived and/or reimbursed in subsequent periods if total annual fund operating expenses have fallen to a level below the limits described above.
Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2021
QS Global Dividend Fund	January 29, 2021

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED MAY 21, 2021
TO THE SUMMARY PROSPECTUS AND/OR PROSPECTUS,
AS APPLICABLE, OF EACH FUND LISTED IN
SCHEDULE A

I.
The following modifies and supersedes the information contained in the Prospectus of ClearBridge Large Cap Value Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.79% for Class A shares.

II.
The following modifies and supersedes the information contained in the Prospectus of ClearBridge Select Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.33% for Class A shares.

III.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of ClearBridge Tactical Dividend Income Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.19% for Class A shares.

IV.
The following modifies and supersedes the information contained in the Prospectus of QS Global Dividend Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.18% for Class A shares.
There have been no other changes to the terms of the manager’s contractual fee waiver as described in the Summary Prospectus and/or Prospectus, as applicable, or to the ability of the manager to recapture amounts waived and/or reimbursed in subsequent periods if total annual fund operating expenses have fallen to a level below the limits described above.
Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2021
QS Global Dividend Fund	January 29, 2021

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED MAY 21, 2021
TO THE SUMMARY PROSPECTUS AND/OR PROSPECTUS,
AS APPLICABLE, OF EACH FUND LISTED IN
SCHEDULE A

I.
The following modifies and supersedes the information contained in the Prospectus of ClearBridge Large Cap Value Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.79% for Class A shares.

II.
The following modifies and supersedes the information contained in the Prospectus of ClearBridge Select Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.33% for Class A shares.

III.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of ClearBridge Tactical Dividend Income Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.19% for Class A shares.

IV.
The following modifies and supersedes the information contained in the Prospectus of QS Global Dividend Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.18% for Class A shares.
There have been no other changes to the terms of the manager’s contractual fee waiver as described in the Summary Prospectus and/or Prospectus, as applicable, or to the ability of the manager to recapture amounts waived and/or reimbursed in subsequent periods if total annual fund operating expenses have fallen to a level below the limits described above.
Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2021
QS Global Dividend Fund	January 29, 2021

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Tactical Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED MAY 21, 2021
TO THE SUMMARY PROSPECTUS AND/OR PROSPECTUS,
AS APPLICABLE, OF EACH FUND LISTED IN
SCHEDULE A

I.
The following modifies and supersedes the information contained in the Prospectus of ClearBridge Large Cap Value Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.79% for Class A shares.

II.
The following modifies and supersedes the information contained in the Prospectus of ClearBridge Select Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.33% for Class A shares.

III.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of ClearBridge Tactical Dividend Income Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.19% for Class A shares.

IV.
The following modifies and supersedes the information contained in the Prospectus of QS Global Dividend Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.18% for Class A shares.
There have been no other changes to the terms of the manager’s contractual fee waiver as described in the Summary Prospectus and/or Prospectus, as applicable, or to the ability of the manager to recapture amounts waived and/or reimbursed in subsequent periods if total annual fund operating expenses have fallen to a level below the limits described above.
Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2021
QS Global Dividend Fund	January 29, 2021

LEGG MASON PARTNERS EQUITY TRUST | QS Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED MAY 21, 2021
TO THE SUMMARY PROSPECTUS AND/OR PROSPECTUS,
AS APPLICABLE, OF EACH FUND LISTED IN
SCHEDULE A

I.
The following modifies and supersedes the information contained in the Prospectus of ClearBridge Large Cap Value Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.79% for Class A shares.

II.
The following modifies and supersedes the information contained in the Prospectus of ClearBridge Select Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.33% for Class A shares.

III.
The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of ClearBridge Tactical Dividend Income Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.19% for Class A shares.

IV.
The following modifies and supersedes the information contained in the Prospectus of QS Global Dividend Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.18% for Class A shares.
There have been no other changes to the terms of the manager’s contractual fee waiver as described in the Summary Prospectus and/or Prospectus, as applicable, or to the ability of the manager to recapture amounts waived and/or reimbursed in subsequent periods if total annual fund operating expenses have fallen to a level below the limits described above.
Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2021
QS Global Dividend Fund	January 29, 2021